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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2

                READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                                 PLEASE PRINT OR TYPE.

     1.  Name and address of issuer:

                           SSgA Funds
                           909 A Street
                           Tacoma, Washington  98402

     2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

            SSgA Money Market Fund
            SSgA US Government Money Market Fund
            SSgA Yield Plus Fund
            SSgA S&P 500 Index Fund
            SSgA Small Cap Fund
            SSgA Matrix Equity Fund
            SSgA Bond Market Fund
            SSgA Emerging Markets Fund
            SSgA US Treasury Money Market Fund
            SSgA Growth and Income Fund
            SSgA Intermediate Fund
            SSgA Prime Money Market Portfolio
            SSgA Tax Free Money Market Fund
            SSgA Active International Fund
            SSgA Life Solutions Balanced Fund
            SSgA Life Solutions Growth Fund
            SSgA Life Solutions Income and Growth Fund
            SSgA Tuckerman Active REIT Fund
            SSgA Aggressive Equity Fund
            SSgA Special Equity Fund
            SSgA International Growth Opportunities Fund
            SSgA High Yield Bond Fund
            SSgA IAM SHARES Fund
            SSgA Intermediate Municipal Bond Fund

     3.  Investment Company Act File Number: 811-5430

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         Securities Act File Number:                  33-19229

     4(a).  Last day of fiscal year for which this Form is filed:

                                    08/31/2000

     4(b). / / Check box if this Form is being filed late (I.E., more than 90 days after the end of the issuer's fiscal year).

            NOTE: IF THE FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

     4(c). / / Check box if this is the last time the issuer will be filing this Form.

     5.  Calculation of registration fee:

          (i)     Aggregate sale price of securities sold
                  during the fiscal year pursuant to section 24(f):                                    $224,183,138,301.45
          (ii)    Aggregate price of securities redeemed or repurchased
                  during the fiscal year:                                      $223,636,796,821.30
          (iii)   Aggregate price of securities redeemed or repurchased
                  during any PRIOR fiscal year ending no earlier than
                  October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:                 $       --
                                                                               -------------------
          (iv)    Total available redemption credits [add Items 5(ii)
                  and 5(iii)]:                                                                         $223,636,796,821.30

          (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                                    $546,341,480.15
          ----------------------------------------------------------------------------------------------
          (vi)    Redemption credits available for use in future years --
                  if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)                                              $(       --        )
                                                                               -------------------
          ----------------------------------------------------------------------------------------------
          (vii)   Multiplier for determining registration fee (See
                  Instruction C.9):                                                                   X            .000264
                                                                                                      --------------------
          (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                                                                $144,234.15

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     6.  Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here: NOT APPLICABLE_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _NOT APPLICABLE__.

     7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                 +$            0
                                                                 ---------------

     8. Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

                                                                    =$144,234.15
                                                                    ------------

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: NOVEMBER 8, 2000

         Account Number: 0000826686

         Method of Delivery:

            /X/ Wire transfer
            / / Mail or other means


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*              /s/ Deedra S. Walkey
                                        -------------------------------------
                                        Deedra S. Walkey, Assistant Secretary


Dated:  November 16, 2000
-------------------------

  * Please print the name and title of the signing officer below the signature.